13 Taxes (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
TaxesLineItems [Line Items]
Other current taxes recoverable		R$ 205,060	R$ 160,842
Other noncurrent taxes recoverable		322,011	231,400
Other current tax obligations		501,068	451,433
Other noncurrent tax obligations		662,114	796,732
Recoverable ICMS (VAT) [Member]
TaxesLineItems [Line Items]
Other current taxes recoverable		103,977	96,072
Other noncurrent taxes recoverable		74,568	50,306
Other current tax obligations		179,662	185,634
Recoverable PIS/Pasep and Cofins Taxes [Member]
TaxesLineItems [Line Items]
Other current taxes recoverable		98,942	64,200
Other noncurrent taxes recoverable		213,667	147,380
Other Recoverable Taxes [Member]
TaxesLineItems [Line Items]
Other current taxes recoverable		2,141	570
Other noncurrent taxes recoverable		33,776	33,714
PIS/Pasep and Cofins Payable [Member]
TaxesLineItems [Line Items]
Other current taxes recoverable		98,942
Other noncurrent taxes recoverable		213,667
Other current tax obligations			115,345
IRRF on JSCP [Member]
TaxesLineItems [Line Items]
Other current tax obligations		117,807	23,687
TCFRH [Member]
TaxesLineItems [Line Items]
Other noncurrent tax obligations			101,821
Social Security Contributions - Injunction on Judicial Deposit [Member]
TaxesLineItems [Line Items]
Other noncurrent tax obligations		209,747	197,413
Special Tax Regularization Program - Pert [Member]
TaxesLineItems [Line Items]
Other current tax obligations		49,310	46,777
Other noncurrent tax obligations		447,897	471,665
Other Taxes [Member]
TaxesLineItems [Line Items]
Other current tax obligations		11,029	15,016
Other noncurrent tax obligations	[1]	4,470	4,175
Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
TaxesLineItems [Line Items]
Other current tax obligations		18,063	64,974
Other noncurrent tax obligations			R$ 21,658

[1]	Control, Monitoring and Inspection Fee for Exploration Activities and the Use of Water Resources - as a result of the repeal of the law that instituted the referred fee, the Company, based on the opinion of its legal advisors, concluded that the conditions to maintain the provision were not satisfied and reversed the balance, so that R$ 97,664 was recorded in the operating result (Note 33.6) and R$ 4,157 in the financial result.